First Trust Enhanced Short Maturity ETF Shareholder Fees	Oct. 31, 2025
First Trust Enhanced Short Maturity ETF | First Trust Enhanced Short Maturity ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%